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Defined Asset Funds (SM)

SELECT SERIES

Standard & Poor's
Intrinsic Value Portfolio

1999
SERIES A

A Value Approach
to Selecting
Growth Stocks

[ML LOGO] Merrill Lynch



A Value Approach to Selecting Mid to Large Cap Growth Stocks

AT ONE TIME, it was thought that intrinsic value and "book" or liquidation value were the same. Intrinsic Value, however, goes beyond these traditional measurements in search of earnings value. The screening process asks, what is the company's business worth? What is its future earnings potential?
Standard & Poor's*, our Portfolio Consultant, seeks to determine if the current market price justifies the purchase of a stock. The goal is to identify those stocks whose intrinsic value is higher than the current market price.

Determining Intrinsic Value

Standard & Poor's has developed a proprietary analytical process using a combination of fundamental and valuation measurements which seeks to identify stocks with growth potential. This process uses a quantitative analysis and a series of screens to select stocks for the Intrinsic Value Portfolio.

------------
    * Standard & Poor's is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Defined Asset Funds. The Portfolio is not sponsored, managed, sold or promoted by Standard & Poor's.


The Standard & Poor's Intrinsic Value Portfolio

The Portfolio seeks capital appreciation by investing, for about one year, in stocks believed to have potential for growth based on a combination of fundamental and valuation measurements. After one year, you may roll your investment into a new Portfolio, if available. Although this Portfolio is a one year investment, we recommend you stay with the Strategy for at least three to five years for potentially more consistent results.

About Defined Asset Funds(SM) -- Our Philosophy

At Defined Asset Funds, we are ever mindful that behind every investment dollar lies something infinitely more important -- your investment goal. That is why we offer a full range of defined investments designed to meet a variety of objectives.

We are committed to providing our investors with some of today's most attractive equity and fixed-income investments, within the convenient "buy and hold" structure of a Unit Investment Trust. For income, for growth or for total return, we believe that time in the market can be an effective strategy for growing your portfolio.

At Defined Asset Funds, we set the foundation for all of our portfolios in this way, because we too have an important goal in mind -- yours.

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           Select S&P Intrinsic Value Portfolio- The Screening Process
------------------------------------------------------------------------------------------
Free Cash Flow         Compustat          Companies with High Free Cash Flow
greater than $20       Database           Free Cash Flow of more than $20 million for
million                10,087             the last year.  This measure is calculated by
                       Stocks             adding a company's net income,
                                          depreciation and amortization, and then
                                          subtracting its capital expenditures.  This is
                                          intended to identify companies with high
                                          positive cash flows.
------------------------------------------------------------------------------------------
Net Margins of         1,537 Stocks       Profitability
15% or more                               Net Profit Margins of 15% or more for the
                                          last year.  This represents net income,
                                          divided by sales.  It measures a company's
                                          franchise value.
------------------------------------------------------------------------------------------
Return on              224 Stocks         Return on Equity of more than 15% for the
equity of 15%                             last three fiscal years and the last four
or more                                   quarters.
                                          Return on equity is net income as a
                                          percentage of common equity.  This is
                                          intended to measure how efficiently the
                                          company is using its capital.
------------------------------------------------------------------------------------------
Market                 86 Stocks          Market Acceptance
Acceptance                                Good Value of reinvested earnings.  To pass
                                          this screen, growth in market capitalization
                                          must exceed the growth in retained earnings
                                          of the company over the last five years.  This
                                          screen selects companies that have been able
                                          to add more than a dollar of market value for
                                          every additional dollar of earnings retained.
                                          This measures market acceptance and
                                          momentum.
------------------------------------------------------------------------------------------
Eliminate              46 Stocks          Eliminate Overpriced Stocks
Overpriced                                Stock trades below Intrinsic Value.  Only
Stocks                                    stocks whose current price is below the
                                          present value of their estimated free cash
                                          flow, as calculated by Standard & Poor's,
                                          will be included.
------------------------------------------------------------------------------------------
Defined Funds          27 Stocks          Liquidity
Liquidity              Intrinsic          Defined Asset Funds reviews the remaining
Screen                 Value              stocks for market capitalization, liquidity
                       Portfolio          and other factors.  Only the stocks that pass
                                          all of the screens are included in the Intrinsic
                                          Value Portfolio.


Past Performance of Prior Standard & Poor's Intrinsic Value Portfolios
--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

Series From Inception Through                 Most Recently Completed Portfolio
3/31/99 (including annual rollovers)
--------------------------------------------------------------------------------
Inception       Series        Return        Period         Series        Return
--------------------------------------------------------------------------------
11/21/96          C           11.34%       12/3/97-          C           13.15%
                                           1/15/99

4/2/97            A           23.26        4/2/97-           A           32.93
                                           5/15/98

8/6/97            B           1.06         8/6/97-           B           -8.51
                                           9/2/98

The chart above shows average annual total returns that represent price changes plus dividends reinvested, divided by the initial public offering price, and reflect maximum sales charges and expenses. Returns for Series From
Inception differ from Most Recently Completed Portfolio because the former figures reflect a reduced sales charge on annual rollovers and different performance periods.


SELECT STANDARD & POOR'S INTRINSIC VALUE PORTFOLIO - 1999
SERIES A

COMPANY                        SYMBOL     DESCRIPTION                 % OF PORTFOLIO
-------------------------------------------------------------------------------------------
FINANCIAL SERVICES                                                                      23%
-------------------------------------------------------------------------------------------
CMAC Investment                CMT        The holding company for
Corporation                               Commonwealth Mortgage Assurance
                                          Company, CMAC provides private
                                          mortgage insurance coverage.
-------------------------------------------------------------------------------------------
Franklin Resources, Inc.       BEN        Specializes in mutual fund operations,
                                          insurance products, and also manages
                                          real estate.
-------------------------------------------------------------------------------------------
MGIC Investment                MTG        One of the leading providers of
Corporation                               mortgage insurance to lenders.
-------------------------------------------------------------------------------------------
SLM Holding                    SLM        Provides financial services, processing
Corporation                               capabilities and information technology
                                          for educational institutions, lenders,
                                          students and others.
-------------------------------------------------------------------------------------------
T. Rowe Price                  TROW       An investment advisor to Rowe Price
Associates, Inc.                          Mutual Funds, other sponsored
                                          investment products and private
                                          accounts.
-------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS                                                                   11%
-------------------------------------------------------------------------------------------
Intel Corporation              INTC       World-wide manufacturer and vendor of
                                          micro-computer components and related
                                          products.
-------------------------------------------------------------------------------------------
Linear Technology              LLTC       Designs, manufactures and markets
Corporation                               linear integrated circuits for
                                          telecommunications applications.
-------------------------------------------------------------------------------------------
Xilinx, Inc.                   XLNX       Largest supplier of programmable logic
                                          devices and computer chips that can be
                                          custom-programmed by the user.
-------------------------------------------------------------------------------------------
TELECOMMUNICATIONS                                                                      11%
-------------------------------------------------------------------------------------------
Ameritech Corporation          AIT        Provides a variety of communication
                                          services including local and long
                                          distance telephone, paging and on-line
                                          services.
-------------------------------------------------------------------------------------------
Plantronics, Inc.              PLT        Manufactures, markets and provides
                                          communication headset products to
                                          telephone companies and businesses
                                          worldwide.
-------------------------------------------------------------------------------------------
Tellabs, Inc.                  TLAB       Designs, manufactures, markets and
                                          services data, video and voice signals.
-------------------------------------------------------------------------------------------
COMPUTER SOFTWARE                                                                     9.53%
-------------------------------------------------------------------------------------------
BMC Software, Inc.             BMCS       Provides systems management solutions
                                          for host mainframe and distributed
                                          information systems. BMC also sells
                                          and provides maintenance, enhancement
                                          and support services for its products.
-------------------------------------------------------------------------------------------
Cognos, Inc.(1)                COGN       Supplies business intelligence software
                                          and develops software tools for
                                          application development.
-------------------------------------------------------------------------------------------
MEDICAL/HEALTH CARE                                                                      7%
-------------------------------------------------------------------------------------------
Lincare Holdings, Inc.         LNCR       Operating over 260 centers, Lincare
                                          supplies oxygen and other vital
                                          respiratory therapy services to in-home
                                          patients.
-------------------------------------------------------------------------------------------
Watson                         WPI        Develops, produces, markets, and
Pharmaceuticals, Inc.                     distributes off-patient and branded
                                          pharmaceutical products.
-------------------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE                                                              7%
-------------------------------------------------------------------------------------------
HSB Group, Inc.                HSB        This holding company provides
                                          insurance against losses from accidents
                                          to boilers, pressure vessels and
                                          mechanical/electrical equipment.
-------------------------------------------------------------------------------------------
Mutual Risk                    MM         Provides risk-management services for
Management, Ltd.(2)                       clients who need an alternative to
                                          commercial insurance for their risk
                                          exposure.
-------------------------------------------------------------------------------------------
AIRLINES                                                                                 4%
-------------------------------------------------------------------------------------------
COMAIR Holdings, Inc.          COMR       The holding company for COMAIR,
                                          Inc., a regional air carrier that serves
                                          approximately 80 cities.
-------------------------------------------------------------------------------------------
AUTO MANUFACTURING                                                                       4%
-------------------------------------------------------------------------------------------
Ford Motor Company             F          Manufactures and sells automobiles,
                                          trucks and related parts and accessories
                                          around the world.  Provides financial
                                          services through Ford Motor Credit
                                          Company and car rental services
                                          through Hertz Corporation.
-------------------------------------------------------------------------------------------
BUILDING PRODUCTS                                                                        4%
-------------------------------------------------------------------------------------------
Lone Star Industries,          LCE        Produces cement, concrete, sand, gravel
Inc.                                      and precast concrete products.
-------------------------------------------------------------------------------------------
COMMERCIAL SERVICES                                                                      4%
-------------------------------------------------------------------------------------------
Pre-Paid Legal Services,       PPD        Develops, underwrites and markets
Inc.                                      legal services plans.  The company's
                                          plans provide for or reimburse will
                                          preparation, traffic violation defense
                                          and other legal services across the U.S.
-------------------------------------------------------------------------------------------
GAMING                                                                                   4%
-------------------------------------------------------------------------------------------
Anchor Gaming                  SLOT       Operates and develops gaming
                                          machines and casinos.  Develops and
                                          distributes proprietary games and
                                          operates two casinos in Colorado.
-------------------------------------------------------------------------------------------
METAL PROCESSORS                                                                         4%
-------------------------------------------------------------------------------------------
Kaydon Corporation             KDN        Designs, manufactures and sells
                                          custom-engineered products including
                                          filters, shaft seals, bearing systems and
                                          components.
-------------------------------------------------------------------------------------------
PUBLISHING/NEWSPAPERS                                                                    4%
-------------------------------------------------------------------------------------------
Washington Post                WPO        Diversified media organization whose
Company                                   principal operations include
                                          newspaper/magazine publishing,
                                          broadcasting and cable TV systems.
-------------------------------------------------------------------------------------------
INSTRUMENTS/SCIENTIFIC                                                                   3%
-------------------------------------------------------------------------------------------
Dionex Corporation             DNEX       Develops, manufactures, markets and
                                          sells chromatography systems for
                                          chemical analysis.  These systems are
                                          used by chemists in major industrial,
                                          research and laboratory settings.
-------------------------------------------------------------------------------------------
MULTIMEDIA                                                                               3%
-------------------------------------------------------------------------------------------
Gannett Company, Inc.          GCI        Owns/operates 87 daily newspapers
                                          including USA Today, as well as 20
                                          major market television stations and a
                                          cable division serving five states.
-------------------------------------------------------------------------------------------


------------
    (1) This is a Canadian corporation. The current annual dividends, if any, will be subject to withholding tax.

    (2) This is a Bermuda corporation. The current annual dividends per share, if any, will not be subject to withholding tax.



Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors who can assume the risks associated with equity investments having above-average price volatility. It may not be appropriate for investors seeking preservation of capital or current income.
o There can be no assurance that the Portfolio will meet its objectives or that it will outperform general stock indices, especially during periods of sharply rising stock prices.
o The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile. There can be no assurance that these prices will not decrease.

Tax Reporting

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and, after the initial offering period, the charge for organization costs.

In addition, the annual statement and the relevant tax reporting forms you receive at year end will be based on the amount paid to you, net of the deferred sales charge and the charge for organization costs after the initial offering period. Accordingly, you should not increase the tax basis in your units by these charges.

Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. Capital gains, if any, on assets held over a year will be taxed up to the maximum federal tax rate of 20% for individuals. However, on rollovers of future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last ten months of the Portfolio.


                                  As a % of Public     Amount Per 1,000 Units
                                   Offering Price
--------------------------------------------------------------------------------
Initial Sales Charge                    1.00%                  $10.00
Deferred Sales Charge                   1.75%                  $17.50
                               =============================================
Maximum Sales Charge                    2.75%                  $27.50
Estimated Annual Expenses              0.204%                   $2.02
  (as a % of net assets)
Estimated Organization Costs                                    $3.60
--------------------------------------------------------------------------------


If you sell your units before termination, the remaining balance of your deferred sales charge will be deducted along with the estimated costs of selling Portfolio securities from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial charge will be waived. You will only pay the deferred sales charge.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

-------------------------------------------------------------------------
          Amount                      Total Sales Charge as a % of
        Purchased                         Public Offering Price
-------------------------------------------------------------------------
Less than $50,000                                 2.75%
-------------------------------------------------------------------------
$50,000 to $99,999                                2.50%
-------------------------------------------------------------------------
$100,000 to $249,999                              2.00%
-------------------------------------------------------------------------
$250,000 to $999,999                              1.75%
-------------------------------------------------------------------------
$1,000,000 or more                                1.00%
-------------------------------------------------------------------------



Select Today!

You can get started with the S&P Intrinsic Value Portfolio for about $250. Call you financial professional for a free prospectus containing more complete information, including sales charges, expenses and risks. Please read the prospectus carefully before you invest or send money.

The information in this brochure is not complete and may not be changed. We may not sell securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Defined Asset Funds(SM)

Buy With Knowledge o Hold With Confidence

EQUITY INVESTOR FUNDS

Other Select Series

Select Ten Portfolio
  (DJIA)
United Kingdom Portfolio
  (Financial Times Index)
Select Growth Portfolio
Select S&P Industrial Portfolio
Select Standard & Poor's Industry Turnaround Portfolio

Concept Series

Health Care Trust (Pharmaceutical & Biotechnology Portfolio)
Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio

Index Series

S&P 500 Trust
S&P MidCap Trust

FIXED- INCOME FUNDS

Corporate Funds
Government Funds
Municipal Trusts

[recycle logo] Printed on Recycled Paper 11571BR-4/99


(copyright logo) 1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC.